GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of revenues within geographic areas

	Year Ended December 31,
	2023	2022	2021
Revenue based on customer’s location:
United States	7,636	2,303	2,519
Europe	5,044	3,057	3,381
Asia-Pacific	387	115	60
Rest of the world	787	36	6

Total revenues	$13,854	$5,511	$5,966

Schedule of long-lived assets by geographic region

	December 31,
	2023	2022
Long-lived assets by geographic region:
Israel	$529	$757
United States	2,404	231
Germany	190	44

	$3,123	$1,032

(*)	Long-lived assets are comprised of property and equipment, net, and operating lease right-of-use assets.

Schedule of major customer data as a percentage of total revenues
	Year Ended December 31,
	2023		2022		2021
Customer A	12.2%		14.2%		*	)
Customer B	*	)	*	)	11.0%

*)	Less than 10%